Shareholders' Equity - Summary of Ordinary Shares, and Deferred Shares Issued (Parenthetical) (Details) - £ / shares	Jun. 30, 2021	Mar. 31, 2021
Deferred Shares of £0.00001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value	£ 0.00001	£ 0.00001
Deferred Shares of £0.001 Par Value
Class Of Stock [Line Items]
Deferred shares, par value	0.001	£ 0.001
Deferred Shares of £ 100,000 Par Value
Class Of Stock [Line Items]
Deferred shares, par value	£ 100,000